Organization and Basis of Presentation - Additional Information (Detail) $ / shares in Units, ¥ in Billions	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Mar. 01, 2021 $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares
Organization [Line Items]
Preferred Stock , par value per share | $ / shares		$ 0.000000625	$ 0.000000625	$ 0.000000625
Total authorized share capital | $			$ 43,520
Common stock, shares authorized	69,632,000,000		69,632,000,000
Stock holders equity note stock split	each ADS now represents eight Class A ordinary shares
Previously Reported
Organization [Line Items]
Common stock, shares authorized	870,400,000		870,400,000
Class A Ordinary Shares
Organization [Line Items]
Common stock, par value per share | $ / shares			$ 0.000000625	$ 0.000000625
Common stock, shares authorized	66,000,000,000		66,000,000,000	66,000,000,000
Class A Ordinary Shares | Previously Reported
Organization [Line Items]
Common stock, par value per share | $ / shares			$ 0.00005
Common stock, shares authorized	825,000,000		825,000,000
Class B Ordinary Shares
Organization [Line Items]
Common stock, par value per share | $ / shares			$ 0.000000625	$ 0.000000625
Common stock, shares authorized	2,832,000,000		2,832,000,000	2,832,000,000
Class B Ordinary Shares | Previously Reported
Organization [Line Items]
Common stock, par value per share | $ / shares			$ 0.00005
Common stock, shares authorized	35,400,000		35,400,000
Preferred Stock
Organization [Line Items]
Preferred stock, shares authorized	800,000,000		800,000,000
Preferred Stock | Previously Reported
Organization [Line Items]
Preferred Stock , par value per share | $ / shares			$ 0.00005
Preferred stock, shares authorized	10,000,000		10,000,000
Variable Interest Entity, Primary Beneficiary [Member]
Organization [Line Items]
Net assets of VIEs	¥ 22.3		$ 3,400,000,000
Beijing Perusal
Organization [Line Items]
Interest-free loans provided by a subsidiary of the entity to the shareholders of its variable interest entities	¥ 3.2		490,000,000
Equity pledge agreement expiration period	2 years
Other Vie
Organization [Line Items]
Equity pledge agreement expiration period	2 years
Baidu Netcom
Organization [Line Items]
Interest-free loans provided by a subsidiary of the entity to the shareholders of its variable interest entities	¥ 13.4		$ 2,100,000,000
Equity pledge agreement expiration period	2 years